PowerPay Securitization ABS-15G

Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

PowerPay, LLC (the “Company”)

Capital One Securities, Inc.

(together, the “Specified Parties”)

Re: PowerPay Issuance Trust 2024-1, Asset-Backed Notes, Series 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in electronic data file entitled “KPMG Updated Tape 1.30.24.xlsx” provided by the Company on January 30, 2024, containing information on 12,451 consumer loans (the “Loans”) as of October 31, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by PowerPay Issuance Trust 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cutoff Date” means October 31, 2023.
•	The term “Source Documents” means the following information provided by the Company for each Selected Loan (defined below): (i) Loan Documents and (ii) Company’s servicing system screenshots for “Payment History”, “Account Information”, and “Loan Activity” (together, the “Servicing System Screenshots”). The Source Documents were represented by the Company to be copies of the original documents or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the loan documents by the borrowers.
•	The term “Provided Information” means the Cutoff Date and Source Documents.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected 150 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.
B.	For each Selected Loan, we compared the specified attributes in the Data File listed in Exhibit B to the corresponding information included in the Source Documents. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified constituted an exception. The Source Documents are listed in the order of priority.
We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
February 9, 2024

Exhibit A

Selected Loan #	Unique Identifier (account_number)	Selected Loan #	Unique Identifier (account_number)	Selected Loan #	Unique Identifier (account_number)
1	PP1002784	31	PP1039838	61	PP1071457
2	PP1004696	32	PP1040015	62	PP1072461
3	PP1004801	33	PP1042069	63	PP1073764
4	PP1006375	34	PP1042452	64	PP1075580
5	PP1006958	35	PP1043241	65	PP1075581
6	PP1007520	36	PP1044701	66	PP1075954
7	PP1007640	37	PP1044709	67	PP1076000
8	PP1013246	38	PP1045427	68	PP1076748
9	PP1014647	39	PP1045823	69	PP1077103
10	PP1014790	40	PP1048519	70	PP1077647
11	PP1016853	41	PP1049530	71	PP1079208
12	PP1017216	42	PP1053968	72	PP1079303
13	PP1017738	43	PP1056298	73	PP1079706
14	PP1017897	44	PP1057944	74	PP1080839
15	PP1017957	45	PP1058258	75	PP1081138
16	PP1018166	46	PP1058622	76	PP1081836
17	PP1022182	47	PP1060217	77	PP1081897
18	PP1022614	48	PP1061947	78	PP1082829
19	PP1026327	49	PP1062660	79	PP1084965
20	PP1026471	50	PP1062960	80	PP1085048
21	PP1027406	51	PP1063715	81	PP1085056
22	PP1028063	52	PP1064807	82	PP1086876
23	PP1028211	53	PP1065309	83	PP1086897
24	PP1028427	54	PP1066654	84	PP1088095
25	PP1030576	55	PP1067231	85	PP1088153
26	PP1031521	56	PP1068729	86	PP1088281
27	PP1031622	57	PP1069089	87	PP1089173
28	PP1033950	58	PP1070170	88	PP1089993
29	PP1037511	59	PP1070603	89	PP1090687
30	PP1039146	60	PP1070880	90	PP1092078

Selected Loan #	Unique Identifier (account_number)	Selected Loan #	Unique Identifier (account_number)
91	PP1092157	121	PP1130099
92	PP1092309	122	PP1131518
93	PP1092976	123	PP1133520
94	PP1093789	124	PP1133607
95	PP1093849	125	PP1134534
96	PP1096760	126	PP1134621
97	PP1097815	127	PP1134764
98	PP1098121	128	PP1136033
99	PP1099161	129	PP1136797
100	PP1100032	130	PP1139128
101	PP1101956	131	PP1142063
102	PP1103053	132	PP1142746
103	PP1103877	133	PP1144467
104	PP1106128	134	PP1144912
105	PP1108873	135	PP1146653
106	PP1108907	136	PP1146793
107	PP1110208	137	PP1149122
108	PP1111431	138	PP1149541
109	PP1112750	139	PP1151581
110	PP1116697	140	PP1153794
111	PP1118104	141	PP1154239
112	PP1118683	142	PP1155344
113	PP1119142	143	PP1155444
114	PP1120870	144	PP1155622
115	PP1124451	145	PP133039
116	PP1125003	146	PP133319
117	PP1125502	147	PP134395
118	PP1127238	148	PP134401
119	PP1127983	149	PP134653
120	PP1129068	150	PP135426

Exhibit B

#	Attribute Name	Attribute Name in the Data File	Source Documents
1	Account number	account_number	Loan Documents
2	Borrower state	borrower_state	Loan Documents
3	Original principal balance	orig_prin_bal	Loan Documents
4	Original interest rate	contracted_int_rate	Loan Documents
5	Monthly payment amount	mo_pmt_amount	Loan Documents
6	FICO score	borrower_credit_score	Servicing System Screenshots
7	Current principal balance	period_prin_bal	Servicing System Screenshots
8	Debt-to-income ratio	dti	Servicing System Screenshots
9	Loan purpose	loan_purpose	Loan Documents
10	Original loan term	orig_loan_term	Loan Documents
11	Product code	product_code	Loan Documents
12	Current interest rate	current_period_int_rate	Loan Documents
13	Principal paid in period	Period Principal Paid	Servicing System Screenshots
14	Interest paid in period	Period Interest Paid	Servicing System Screenshots
15	Original promotional term	Original Promotional Term	Loan Documents

Exhibit C

Unique Identifier (account_number)	Attribute Name	Attribute Name in the Data File	Per Data File	Per Source Documents
PP1127238	Original loan term	orig_loan_term	108 (months)	120 (months)
PP1112750	Original loan term	orig_loan_term	168 (months)	180 (months)
PP1127238	Monthly payment amount	mo_pmt_amount	$129.31	Not available
PP1112750	Monthly payment amount	mo_pmt_amount	$141.62	Not available